OTHER EXPENSES	12 Months Ended
Dec. 31, 2024
OTHER EXPENSES
OTHER EXPENSES

22.OTHER EXPENSES

The following table sets out amounts recognized in the other expenses line item in the consolidated statements of income:

	Year Ended December 31,
	2024	2023
Loss on disposal of property, plant and mine development (Note 9)	$37,669	$26,759
Interest income	(18,174)	(7,959)
Acquisition costs (Note 5)	—	21,503
Environmental remediation	14,719	2,712
Other	50,254	23,254
Total other expenses	$84,468	$66,269